Share-Based Compensation - Options (Details) - Employees Share Options - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leju Plan
Number of Options
Outstanding at beginning of the year (in shares)	8,818,877
Granted (in shares)	5,968,000
Exercised (in shares)	0	0	(66,424)
Forfeited (in shares)	(1,010,834)
Outstanding at end of the year (in shares)	13,776,043	8,818,877
Vested and expected to vest at end of the year (in shares)	13,037,961
Exercisable at end of the year (in shares)	6,987,488
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 4.69
Granted (in dollars per share)	1.43
Forfeited (in dollars per share)	3.81
Outstanding at end of the year (in dollars per share)	3.34	$ 4.69
Vested and expected to vest at end of the year (in dollars per share)	3.43
Exercisable at end of the year (in dollars per share)	$ 4.89
Weighted Average Remaining Contractual Term
Outstanding at end of the year	7 years 5 months 16 days	7 years 26 days
Vested and expected to vest at end of the year	7 years 4 months 10 days
Exercisable at end of the year	5 years 8 months 27 days
Aggregate Intrinsic Value of Options
Exercised	$ 0	$ 0	$ 43,253
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 0.75	$ 1.75
Compensation expense	$ 4,010,147	$ 2,674,454	5,576,034
Deemed distribution	0	$ 78,245	$ 883,286
Total unrecognized compensation expense	$ 4,537,362
Weighted-average period over which cost is expected to be recognized	2 years 26 days
Omnigold Plan
Number of Options
Outstanding at beginning of the year (in shares)	2,055,000
Granted (in shares)	0	0	0
Exercised (in shares)	0	0	0
Forfeited (in shares)	(1,120,000)
Outstanding at end of the year (in shares)	935,000	2,055,000
Vested and expected to vest at end of the year (in shares)	935,000
Exercisable at end of the year (in shares)	935,000
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share)	$ 1.50
Forfeited (in dollars per share)	1.50
Outstanding at end of the year (in dollars per share)	1.50	$ 1.50
Vested and expected to vest at end of the year (in dollars per share)	1.50
Exercisable at end of the year (in dollars per share)	$ 1.50
Weighted Average Remaining Contractual Term
Outstanding at end of the year	6 years 7 months 10 days	7 years 7 months 10 days
Vested and expected to vest at end of the year	6 years 7 months 10 days
Exercisable at end of the year	6 years 7 months 10 days
Additional disclosure
Compensation expense	$ 48,215	$ 183,687	$ 226,951
Total unrecognized compensation expense	$ 0